UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities — 15.3%
BMW Vehicle Owner Trust,
Series 2022-A, Class A4,
3.440%, due 12/26/28	$320,717	$320,632
CarMax Auto Owner Trust,
Series 2022-4, Class C,
6.490%, due 07/17/28	660,000	674,087
CCG Receivables Trust,
Series 2023-2, Class A2,
6.280%, due 04/14/32[1]	150,070	151,771
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.650%, due 05/15/35[1]	113,169	113,691
Series 2023-2A, Class A1,
6.160%, due 10/15/35[1]	1,327,715	1,341,653
CNH Equipment Trust,
Series 2022-A, Class A4,
3.030%, due 03/15/29	1,000,000	994,108
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.900%, due 03/15/27	434,889	436,702
Dell Equipment Finance Trust,
Series 2023-2, Class A3,
5.650%, due 01/22/29[1]	121,301	121,652
Series 2023-3, Class A3,
5.930%, due 04/23/29[1]	350,396	352,086
Series 2024-1, Class C,
5.730%, due 03/22/30[1]	510,000	517,417
DLLAA LLC,
Series 2023-1A, Class A3,
5.640%, due 02/22/28[1]	1,085,548	1,096,995
DLLAD LLC,
Series 2025-1A, Class A2,
4.460%, due 11/20/28[1]	1,175,000	1,181,606
DLLST LLC,
Series 2024-1A, Class A3,
5.050%, due 08/20/27[1]	623,945	626,594
Enterprise Fleet Financing LLC,
Series 2023-1, Class A3,
5.420%, due 10/22/29[1]	1,382,000	1,394,793
Series 2023-2, Class A3,
5.500%, due 04/22/30[1]	594,000	603,379
Series 2025-3, Class A2,
4.500%, due 04/20/28[1]	1,200,000	1,206,415
Ford Credit Auto Owner Trust,
Series 2021-2, Class B,
1.910%, due 05/15/34[1]	3,250,000	3,192,081
Series 2022-B, Class C,
4.850%, due 12/15/29	1,935,000	1,936,981
Series 2022-D, Class B,
5.980%, due 06/15/28	1,025,000	1,035,759

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C,
5.320%, due 10/16/28	$1,000,000	$1,009,438
Series 2023-1, Class B,
5.030%, due 09/18/28	3,055,000	3,083,863
GM Financial Revolving Receivables Trust,
Series 2021-1, Class A,
1.170%, due 06/12/34[1]	4,000,000	3,934,115
GMF Floorplan Owner Revolving Trust,
Series 2024-3A, Class B,
4.920%, due 11/15/28[1]	5,350,000	5,382,162
GreatAmerica Leasing Receivables Funding LLC,
Series 2022-1, Class A4,
5.350%, due 07/16/29[1]	3,604,000	3,626,597
Series 2022-1, Class A3,
5.080%, due 09/15/26[1]	24,445	24,464
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4,
5.070%, due 02/15/28[1]	3,250,000	3,262,370
Hyundai Auto Receivables Trust,
Series 2021-C, Class C,
1.660%, due 06/15/28	3,140,000	3,131,367
Mercedes-Benz Auto Lease Trust,
Series 2024-A, Class A4,
5.320%, due 02/15/30	280,000	284,418
Mercedes-Benz Auto Receivables Trust,
Series 2023-2, Class A3,
5.950%, due 11/15/28	936,827	948,828
MMAF Equipment Finance LLC,
Series 2022-A, Class A3,
3.200%, due 01/13/28[1]	428,870	428,332
SBNA Auto Lease Trust,
Series 2024-B, Class A4,
5.550%, due 12/20/28[1]	700,000	708,175
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-AA, Class A2,
4.630%, due 07/20/27[1]	1,961,872	1,969,629
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.540%, due 07/15/29	1,000,000	1,007,098
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A4,
3.770%, due 02/15/28	900,000	899,646
Verizon Master Trust,
Series 2024-3, Class A1A,
5.340%, due 04/22/30	35,000	35,636
Series 2024-8, Class A1A,
4.620%, due 11/20/30	500,000	506,794

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
Volvo Financial Equipment LLC,
Series 2024-1A, Class A3,
4.290%, due 10/16/28[1]	$670,000	$673,290

Total asset-backed securities (cost — $48,134,375)		48,214,624

Commercial paper — 10.9%
Auto manufacturers — 4.1%
General Motors Financial Co., Inc.
3.750%, due 02/02/26[1]	13,000,000	12,998,646

Banking-non-U.S. — 4.9%
DBS Bank Ltd.
3.780%, due 04/08/26[1]	3,000,000	2,979,210
3.800%, due 03/05/26[1]	3,000,000	2,989,867
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.610%, due 02/02/26[1]	6,500,000	6,499,348
Sumitomo Mitsui Trust Bank Ltd.
3.909%, due 03/26/26[1]	3,000,000	2,983,128

		15,451,553

Food products — 1.9%
Mondelez International, Inc.
3.900%, due 02/09/26[1]	3,000,000	2,997,400
3.970%, due 02/04/26[1]	3,000,000	2,999,008

		5,996,408

Total commercial paper (cost — $34,446,607)		34,446,607

Corporate bonds — 73.0%
Aerospace & defense — 1.9%
RTX Corp.
3.125%, due 05/04/27	1,500,000	1,485,755
5.000%, due 02/27/26	4,500,000	4,500,996

		5,986,751

Auto manufacturers — 3.4%
American Honda Finance Corp.
1 day USD SOFR + 0.720%,
4.369%, due 10/22/27[2]	2,500,000	2,510,105
BMW U.S. Capital LLC
1 day USD SOFR Index + 0.800%,
4.614%, due 08/13/26[1,2]	1,634,000	1,638,933
4.650%, due 03/19/27[1]	2,000,000	2,015,706
Mercedes-Benz Finance North America LLC
5.200%, due 08/03/26[1]	2,000,000	2,013,553
Toyota Motor Credit Corp.
1 day USD SOFR + 0.650%,
4.340%, due 03/19/27[2]	2,500,000	2,510,556

		10,688,853

Banks — 46.3%
ABN AMRO Bank NV
1 day USD SOFR Index + 0.750%,
4.403%, due 07/07/28[1,2]	1,500,000	1,506,822

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
ANZ New Zealand International Ltd.
1.250%, due 06/22/26[1]	$2,000,000	$1,979,724
1 day USD SOFR + 0.610%,
4.259%, due 01/22/29[1,2]	2,000,000	2,001,836
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.560%,
4.251%, due 03/18/26[1,2]	3,000,000	3,001,500
1 day USD SOFR + 0.620%,
4.311%, due 06/18/28[1,2]	1,000,000	1,004,314
1 day USD SOFR + 0.680%,
4.331%, due 07/16/27[1,2]	2,000,000	2,010,428
Banco Santander SA
1 day USD SOFR + 1.120%,
4.766%, due 07/15/28[2]	1,600,000	1,609,289
Bank of America Corp.
3.500%, due 04/19/26	3,000,000	2,997,610
Series FRN,
1 day USD SOFR + 0.830%,
4.481%, due 01/24/29[2]	2,000,000	2,007,512
1 day USD SOFR + 0.970%,
4.620%, due 07/22/27[2]	1,500,000	1,503,073
1 day USD SOFR + 1.050%,
4.893%, due 02/04/28[2]	15,000	15,083
Bank of Montreal
1 day USD SOFR Index + 0.760%,
4.494%, due 06/04/27[2]	2,000,000	2,009,413
5.300%, due 06/05/26	2,250,000	2,261,159
Bank of Nova Scotia
1 day USD SOFR Index + 0.780%,
4.514%, due 06/04/27[2]	997,000	1,001,560
1 day USD SOFR + 0.890%,
4.699%, due 02/14/29[2]	2,000,000	2,003,502
4.750%, due 02/02/26	5,000,000	5,000,000
Banque Federative du Credit Mutuel SA
5.896%, due 07/13/26[1]	3,000,000	3,026,834
BPCE SA
5.203%, due 01/18/27[1]	3,000,000	3,038,648
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.720%,
4.370%, due 01/13/28[2]	1,750,000	1,751,226
5.615%, due 07/17/26	2,000,000	2,016,294
Capital One NA
3.450%, due 07/27/26	2,000,000	1,995,765
Citibank NA
1 day USD SOFR + 0.712%,
4.508%, due 11/19/27[2]	2,000,000	2,003,983
1 day USD SOFR + 0.781%,
4.539%, due 05/29/27[2]	2,000,000	2,009,220
Citigroup, Inc.
3.200%, due 10/21/26	2,000,000	1,991,398

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%,
4.235%, due 11/27/26[1,2]	$2,500,000	$2,508,336
1 day USD SOFR + 0.640%,
4.332%, due 03/14/28[1,2]	2,000,000	2,009,413
Cooperatieve Rabobank UA
1 day USD SOFR + 0.600%,
4.250%, due 01/21/28[2]	2,000,000	2,008,446
1 day USD SOFR Index + 0.710%,
4.439%, due 03/05/27[2]	1,385,000	1,391,986
Credit Agricole SA
1 day USD SOFR + 0.870%,
4.572%, due 03/11/27[1,2]	1,000,000	1,004,347
5.589%, due 07/05/26[1]	2,500,000	2,517,743
DBS Group Holdings Ltd.
1 day USD SOFR + 0.600%,
4.296%, due 03/21/28[1,2]	2,500,000	2,509,125
Fifth Third Bancorp
2.550%, due 05/05/27	1,500,000	1,474,092
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%,
4.541%, due 05/21/27[2]	2,000,000	2,002,400
Goldman Sachs Group, Inc.
3.500%, due 11/16/26	2,000,000	1,995,116
1 day USD SOFR + 0.710%,
4.360%, due 01/21/29[2]	2,000,000	2,000,044
HSBC Holdings PLC
3.900%, due 05/25/26	2,000,000	1,999,860
(fixed, converts to FRN on 03/04/29),
5.546%, due 03/04/30[2]	2,000,000	2,073,792
HSBC USA, Inc.
5.294%, due 03/04/27	1,750,000	1,776,331
ING Groep NV
1 day USD SOFR Index + 1.560%,
5.262%, due 09/11/27[2]	1,935,000	1,948,224
JPMorgan Chase & Co.
1 day USD SOFR + 1.180%,
4.969%, due 02/24/28[2]	2,250,000	2,266,026
Lloyds Banking Group PLC
3.750%, due 01/11/27	1,500,000	1,499,135
Macquarie Bank Ltd.
1 day USD SOFR + 0.740%,
4.436%, due 06/12/28[1,2]	1,000,000	1,005,346
1 day USD SOFR + 0.920%,
4.602%, due 07/02/27[1,2]	2,500,000	2,518,025
Mitsubishi UFJ Financial Group, Inc.
2.757%, due 09/13/26	1,500,000	1,490,469
3.850%, due 03/01/26	2,000,000	2,000,095

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Mizuho Financial Group, Inc.
3.477%, due 04/12/26[1]	$2,000,000	$1,998,215
Morgan Stanley
4.350%, due 09/08/26	2,000,000	2,005,561
Morgan Stanley Bank NA
1 day USD SOFR + 0.685%,
4.336%, due 10/15/27[2]	2,750,000	2,754,866
National Australia Bank Ltd.
1 day USD SOFR + 0.620%,
4.322%, due 06/11/27[1,2]	3,000,000	3,011,832
1 day USD SOFR + 0.650%,
4.342%, due 06/13/28[1,2]	1,000,000	1,005,213
National Bank of Canada
1 day USD SOFR + 0.770%,
4.421%, due 01/20/29[2]	2,000,000	2,003,100
1 day USD SOFR Index + 0.900%,
4.592%, due 03/25/27[2]	2,000,000	2,001,363
NatWest Markets PLC
1 day USD SOFR + 0.900%,
4.707%, due 05/17/27[1,2]	2,600,000	2,612,870
Nordea Bank Abp
1 day USD SOFR + 0.740%,
4.430%, due 03/19/27[1,2]	3,000,000	3,011,314
PNC Financial Services Group, Inc.
2.600%, due 07/23/26	2,000,000	1,989,271
Royal Bank of Canada
1 day USD SOFR Index + 0.720%,
4.371%, due 10/18/27[2]	2,500,000	2,507,970
1 day USD SOFR Index + 0.820%,
4.512%, due 03/27/28[2]	1,500,000	1,504,750
Santander Holdings USA, Inc.
3.244%, due 10/05/26	3,000,000	2,984,839
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.890%,
4.619%, due 03/05/27[1,2]	2,000,000	2,011,343
Standard Chartered PLC
4.050%, due 04/12/26[1]	2,000,000	2,000,366
State Street Bank & Trust Co.
1 day USD SOFR + 0.460%,
4.246%, due 11/25/26[2]	2,000,000	2,004,200
Sumitomo Mitsui Financial Group, Inc.
2.632%, due 07/14/26	1,500,000	1,491,949
1 day USD SOFR + 0.880%,
4.527%, due 01/14/27[2]	2,000,000	2,010,532
Svenska Handelsbanken AB
1 day USD SOFR + 0.740%,
4.529%, due 05/23/28[1,2]	1,500,000	1,508,177

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (concluded)
Toronto-Dominion Bank
1 day USD SOFR + 0.730%,
4.411%, due 04/05/27[2]	$2,000,000	$2,008,596
4.568%, due 12/17/26	2,000,000	2,013,655
Truist Bank
1 day USD SOFR + 0.770%,
4.422%, due 07/24/28[2]	2,000,000	2,006,100
U.S. Bank NA
1 day USD SOFR + 0.690%,
4.339%, due 10/22/27[2]	1,750,000	1,751,265
Wells Fargo & Co.
3.000%, due 04/22/26	2,500,000	2,495,441
1 day USD SOFR + 0.780%,
4.432%, due 01/24/28[2]	1,500,000	1,503,843
Westpac Banking Corp.
1 day USD SOFR + 0.420%,
4.071%, due 04/16/26[2]	1,000,000	1,000,619
1 day USD SOFR + 0.500%,
4.224%, due 03/06/28[1,2]	3,000,000	3,004,907

		145,946,701

Biotechnology — 1.6%
Amgen, Inc.
2.200%, due 02/21/27	1,500,000	1,474,641
2.600%, due 08/19/26	3,500,000	3,475,937

		4,950,578

Building Materials — 0.5%
Carrier Global Corp.
2.493%, due 02/15/27	1,750,000	1,725,639

Computers — 1.1%
IBM International Capital Pte. Ltd.
4.700%, due 02/05/26	1,500,000	1,500,102
International Business Machines Corp.
3.300%, due 05/15/26	2,000,000	1,997,262

		3,497,364

Diversified financial services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.100%, due 01/15/27	1,500,000	1,528,468
Capital One Financial Corp.
3.750%, due 03/09/27	1,000,000	998,037
4.100%, due 02/09/27	1,500,000	1,501,342

		4,027,847

Electric — 6.1%
Dominion Energy, Inc.
Series D,
2.850%, due 08/15/26	2,000,000	1,988,342

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Electric — (concluded)
DTE Energy Co.
2.850%, due 10/01/26	$1,750,000	$1,737,716
Duke Energy Corp.
2.650%, due 09/01/26	2,500,000	2,482,181
Exelon Corp.
2.750%, due 03/15/27	2,000,000	1,974,292
3.400%, due 04/15/26	1,500,000	1,498,422
National Rural Utilities Cooperative Finance Corp.
1 day USD SOFR + 0.800%,
4.629%, due 02/05/27[2]	2,000,000	2,008,975
NextEra Energy Capital Holdings, Inc.
1 day USD SOFR Index + 0.800%,
4.643%, due 02/04/28[2,3]	1,500,000	1,508,730
Southern Co.
3.250%, due 07/01/26	4,000,000	3,992,063
Xcel Energy, Inc.
3.350%, due 12/01/26	2,000,000	1,990,930

		19,181,651

Insurance — 1.8%
Aon North America, Inc.
5.125%, due 03/01/27	2,000,000	2,024,238
Metropolitan Life Global Funding I
1 day USD SOFR Index + 0.700%,
4.402%, due 06/11/27[1,2]	2,000,000	2,007,711
New York Life Global Funding
1 day USD SOFR + 0.880%,
4.532%, due 04/25/28[1,2]	1,500,000	1,513,650

		5,545,599

Machinery-construction & mining — 0.6%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.560%,
4.367%, due 11/15/27[2]	2,000,000	2,010,098

Machinery-diversified — 1.2%
Ingersoll Rand, Inc.
5.197%, due 06/15/27	1,750,000	1,776,996
John Deere Capital Corp.
1 day USD SOFR + 0.440%,
4.188%, due 03/06/26[2]	2,000,000	2,000,590

		3,777,586

Oil & gas — 0.6%
Chevron USA, Inc.
1 day USD SOFR Index + 0.470%,
4.248%, due 02/26/28[2]	2,000,000	2,007,881

Pharmaceuticals — 0.8%
AbbVie, Inc.
3.200%, due 05/14/26	2,500,000	2,496,104

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Pipelines — 0.9%
Enterprise Products Operating LLC
3.950%, due 02/15/27	$1,500,000	$1,501,029
Kinder Morgan, Inc.
1.750%, due 11/15/26	1,500,000	1,474,935

		2,975,964

Retail — 0.9%
Lowe’s Cos., Inc.
2.500%, due 04/15/26	3,000,000	2,991,698

Software — 1.3%
Oracle Corp.
1.650%, due 03/25/26	4,000,000	3,985,849

Telecommunications — 1.1%
AT&T, Inc.
2.950%, due 07/15/26	2,000,000	1,991,025
Deutsche Telekom International Finance BV
3.600%, due 01/19/27[1]	1,500,000	1,496,425

		3,487,450

Transportation — 1.6%
Canadian Pacific Railway Co.
1.750%, due 12/02/26	2,000,000	1,965,119
CSX Corp.
2.600%, due 11/01/26	1,500,000	1,487,322
Norfolk Southern Corp.
2.900%, due 06/15/26	1,500,000	1,494,613

		4,947,054

Total corporate bonds (cost — $229,787,291)		230,230,667

	Number of shares
Short-term investments — 0.3%
Investment companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.650%[4] (cost $1,128,570)	1,128,570	1,128,570

Investment of cash collateral from securities loaned — 0.2%
Money market funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[4] (cost — $562,043)	562,043	562,043

Total investments — 99.7% (cost — $314,058,886)[5]		314,582,511
Other assets in excess of liabilities — 0.3%		856,008

Net assets — 100.0%		$315,438,519

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$48,214,624	$—	$48,214,624
Commercial paper	—	34,446,607	—	34,446,607
Corporate bonds	—	230,230,667	—	230,230,667
Short-term investments	1,128,570	—	—	1,128,570
Investment of cash collateral from securities loaned	562,043	—	—	562,043
Total	$1,690,613	$312,891,898	$—	$314,582,511

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $128,848,530, represented 40.8% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at January 31, 2026.
5	Includes $556,320 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $562,043 and non-cash collateral of $0.

Portfolio acronyms:
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semiannual report to shareholders dated October 31, 2025.